Business Combination (Schedule Of NCR Purchase Price Allocated to Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 46,960
Estimated Weighted Average Useful Lives in Years	9 years 7 months 6 days
Retailer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	40,000
Retailer Relationships [Member] | Asset Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life in Years	10 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	6,300
Patents [Member] | Asset Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life in Years	8 years
Trademarks And Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	500
Trademarks And Tradenames [Member] | Asset Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life in Years	1 year
Internal Use Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 160
Internal Use Software [Member] | Asset Acquisition [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life in Years	1 year